MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of marketable securities

Amounts in $ ‘000	2025	2024
Government treasury certificates	—	50,525
Money market funds	33,796	62,424
Total marketable securities	33,796	112,949